Commitments	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Notes
Commitments

COMMITMENTS

On January 8, 2016, the Company entered into a 40-month lease agreement for its office premises in California, USA. The monthly rent from the date of commencement to the 12th month is $16,530, from the 13th to the 24th month is $17,026, from the 25th to the 36th month is $17,536, whereas the final 3 months is $18,062.

COMMITMENTS

On January 8, 2016, the Company entered into a 40-month lease agreement for its office premises in California, USA. The monthly rent from the date of commencement to the 12th month is $16,530, from the 13th to the 24th month is $17,026, from the 25th to the 36th month is $17,536, whereas the final 3 months is $18,062.